EQUITY	12 Months Ended
Mar. 31, 2015
EQUITY
EQUITY

17.  EQUITY

Japanese companies are subject to the Companies Act of Japan (the “Companies Act”). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting. For companies that meet certain criteria such as; (1) having a Board of Directors, (2) having independent auditors, (3) having a Board of Statutory Auditors, and (4) the term of service of the directors is prescribed as one year rather than two years of normal term by its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind) at any time during the fiscal year if the Company has prescribed so in its articles of incorporation. However, the Company cannot do so because it does not meet criteria (4) above. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to certain limitations and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the Company so stipulate. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

Increases / decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of the aggregate amount of legal reserve and additional paid-in capital equals 25% of common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders.

The amount of retained earnings available for dividends under the Companies Act is based on the amount of retained earnings recorded in the Company’s general books of account prepared using generally accepted Japanese accounting practices. The adjustments included in the accompanying consolidated financial statements for U.S. GAAP purposes but not recorded in the general books of account have no effect on the determination of retained earnings available for dividends under the Companies Act. Retained earnings available for dividends shown in UBIC’s general books of account, as determined under J GAAP, amounted to ¥1,417,765 thousand at March 31, 2015.

American Depositary Shares (ADSs) Offering

On May 16, 2013, UBIC listed on the Nasdaq Global Market in the U.S. (“NASDAQ”). On May 21, 2013, UBIC made a U.S. initial public offering of 11,000,000 American Depositary Shares (“ADSs”), representing 2,200,000 shares of common stock at an initial offering price of $0.838 per ADR. On June 7, 2013, UBIC sold an additional 1,400,000 ADSs representing 280,000 shares of common stock, pursuant to the partial exercise of the over-allotment option granted to the underwriters in connection with the U.S. initial public offering. The remaining over-allotment option expired on July 9, 2013.

Total gross proceeds and proceeds net of costs from the initial public offering and the exercise of the over-allotment option amounted to ¥984,730 thousand and ¥614,450 thousand, respectively, which net amount was credited to equity. Tax effects associated with costs from the initial public offering of ¥149,725 thousand was credited to equity.

Warrants

On May 16, 2013, the Company issued warrants to purchase a number of ADSs equal to an aggregate of 440,000 ADSs with an exercise price per ADS of $1.0056 to two underwriters of the U.S. initial public offering. The warrants are exercisable from May 16, 2014 to May 17, 2018.

Stock Splits

On March 15, 2012, the Company’s Board of Directors declared a two-for-one split of its shares of common stock. The stock split is effective from April 1, 2012, for all shareholders of record on March 31, 2012.

On January 23, 2014, the Company’s Board of Directors declared a ten-for-one split of its shares of common stock. The stock split is effective from April 1, 2014, for all shareholders of record on March 31, 2014.

In order to reflect these split, information pertaining to shares and earnings per share has been retrospectively adjusted in the accompanying financial statements and related notes.

Net income attributable to UBIC’s shareholders and transfers from noncontrolling interest

The following schedule represents the effects of changes in UBIC’s ownership interest in its subsidiaries in the Company’s shareholder’s equity for the year ended March 31, 2015.

Thousands of Yen
2015
Net income attributable to UBIC, Inc. shareholders	¥218,453
Transfers from noncontrolling interest
Increase in UBIC’s additional paid-in capital for acquisition of noncontrolling interest of a subsidiary	37

Net transfers from noncontrolling interest	¥37

Change from net income attributable to UBIC, Inc. shareholders and transfers from noncontrolling interest	218,490